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Supplement dated November 14, 2024 to the Prospectus and Summary Prospectus

of The SPAC and New Issue ETF dated February 1, 2024, as supplemented.

Effective immediately, the Prospectus and Summary Prospectus for The SPAC and New Issue ETF (the “Fund”) are hereby revised as described below.

The fee table and expense example are restated as follows:

The SPAC and New Issue ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The SPAC and New Issue ETF The SPAC and New Issue ETF
Management Fees	0.83%
Distribution and Services (12b-1) Fees	none
Other Expenses	1.74%	[1]
Acquired Fund Fees and Expenses	none	[2]
Total Annual Fund Operating Expenses	2.57%
[1]	Restated to reflect current expenses.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The SPAC and New Issue ETF | The SPAC and New Issue ETF | USD ($)	260	799	1,365	2,905